Related party transactions (Tables)	7 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Related Party Transactions [Abstract]
Schedule of related party transactions
The following table sets forth the major components of the expense reimbursement which is a component of related party payables on the Consolidated Balance Sheet (in thousands):

June 7, 2012 (Inception) to December 31, 2012
Compensation Costs	$34
Other	8
$42

Our Consolidated Statements of Operations included the following significant related party transactions ($ in thousands):

	Three months ended September 30, 2013	Nine months ended September 30, 2013	Counter-party	Consolidated Statements of Operations location
Residential rental property operating expenses	$138	$246	Altisource	Residential rental property operating expenses (paid by Residential)
Mortgage loan servicing costs	$2,134	$3,335	Ocwen	Mortgage loan servicing costs (paid by Residential)
Due diligence and dead deal costs	$651	$1,004	Altisource	Related party general and administrative expenses
Expense reimbursements	$1,307	$3,371	AAMC	Related party general and administrative expenses
Management incentive fee	$51	$51	AAMC	Related party general and administrative expenses